Note 16 - Investments Accounted for Using The Equity Method - Investments (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2019
Statement Line Items [Line Items]
Investment	$ 0	$ 8,225	$ 0	$ 0
Caret, LLC [member]
Statement Line Items [Line Items]
Ownership percentage of investment	50.00%
Investment	$ 0	$ 8,225	$ 0	$ 0